ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following as of December 31, 2019 and 2018:

	2019	2018

Payroll and social security payable	$342,040	$334,734
Bonus payable	47,367	162,089
Other payables and accrued liabilities	71,283	78,264
Total Accounts Payable and Accrued Liabilities	$460,690	$575,087